Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Amortized Over their Estimated Useful life (Details)	12 Months Ended
Dec. 28, 2025
Customer related intangibles [Member] | Minimum [Member]
Schedule of Amortized Over their Estimated Useful life [Line Items]
Useful Lives	1 year
Customer related intangibles [Member] | Maximum [Member]
Schedule of Amortized Over their Estimated Useful life [Line Items]
Useful Lives	10 years
Trademarks [Member] | Minimum [Member]
Schedule of Amortized Over their Estimated Useful life [Line Items]
Useful Lives	1 year
Trademarks [Member] | Maximum [Member]
Schedule of Amortized Over their Estimated Useful life [Line Items]
Useful Lives	10 years
Developed Technology Rights [Member] | Minimum [Member]
Schedule of Amortized Over their Estimated Useful life [Line Items]
Useful Lives	2 years
Developed Technology Rights [Member] | Maximum [Member]
Schedule of Amortized Over their Estimated Useful life [Line Items]
Useful Lives	3 years